Fair Value of Financial Instruments - Additional Information (Details) - Recurring Basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	$ 0	$ 0
Assets measured at fair value on recurring basis		$ 0